Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share
Schedule of basic and diluted earnings per share

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Numerators

Net Income	61,460	106,151	207,657	31,369

Denominators

Weighted average number of ordinary shares outstanding-basic	50,000,000	50,000,000	51,578,082	51,578,082
Weighted average number of ordinary shares outstanding- diluted	50,000,000	50,000,000	53,547,163	53,547,163
Weighted average number of ADS outstanding-basic	25,000,000	25,000,000	25,789,041	25,789,041
Weighted average number of ADS outstanding- diluted	25,000,000	25,000,000	26,773,582	26,773,582

Earnings per ordinary share – basic	1.23	2.12	4.03	0.61

Earnings per ordinary share- diluted	1.23	2.12	3.88	0.59

Earnings per ADS – basic	2.46	4.25	8.05	1.22

Earnings per ADS- diluted	2.46	4.25	7.76	1.17